Quarterly Holdings Report
for
Fidelity® U.S. Sustainability Index Fund
July 31, 2022
USY-NPRT3-0922
1.9883817.105
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 1.1%
Lumen Technologies, Inc. (a)	117,722	1,281,993
Verizon Communications, Inc.	536,575	24,784,399
		26,066,392
Entertainment - 1.5%
Electronic Arts, Inc.	35,947	4,717,325
Take-Two Interactive Software, Inc. (b)	20,630	2,738,220
The Walt Disney Co. (b)	232,716	24,691,168
Warner Bros Discovery, Inc. (b)	284,642	4,269,630
		36,416,343
Interactive Media & Services - 7.5%
Alphabet, Inc.:
Class A (b)	768,780	89,424,490
Class C (b)	726,300	84,715,632
Zoominfo Technologies, Inc. (b)	33,508	1,269,618
		175,409,740
Media - 0.1%
Cable One, Inc.	695	956,793
Interpublic Group of Companies, Inc.	50,353	1,504,044
Sirius XM Holdings, Inc. (a)	100,923	674,166
		3,135,003
TOTAL COMMUNICATION SERVICES		241,027,478
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.2%
Aptiv PLC (b)	34,577	3,626,782
BorgWarner, Inc.	30,672	1,179,645
Lear Corp.	7,631	1,153,349
		5,959,776
Automobiles - 4.3%
Rivian Automotive, Inc.	22,822	782,795
Tesla, Inc. (b)	112,289	100,100,029
		100,882,824
Distributors - 0.3%
Genuine Parts Co.	18,147	2,774,132
LKQ Corp.	34,609	1,897,958
Pool Corp.	5,134	1,836,432
		6,508,522
Hotels, Restaurants & Leisure - 1.3%
Hilton Worldwide Holdings, Inc.	35,679	4,569,410
McDonald's Corp.	95,046	25,032,265
Vail Resorts, Inc.	5,170	1,225,962
		30,827,637
Household Durables - 0.0%
Newell Brands, Inc.	51,667	1,044,190
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	75,099	3,652,064
MercadoLibre, Inc. (b)	5,800	4,719,518
		8,371,582
Leisure Products - 0.1%
Hasbro, Inc.	16,874	1,328,321
Multiline Retail - 0.4%
Target Corp.	61,242	10,005,718
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	7,810	1,512,172
Best Buy Co., Inc.	27,674	2,130,621
Burlington Stores, Inc. (b)	8,534	1,204,403
CarMax, Inc. (a)(b)	20,666	2,057,094
Lowe's Companies, Inc.	85,641	16,402,821
The Home Depot, Inc.	133,477	40,168,568
TJX Companies, Inc.	152,476	9,325,432
Tractor Supply Co.	14,415	2,760,184
Ulta Beauty, Inc. (b)	6,918	2,690,479
		78,251,774
Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (b)	15,068	4,678,765
NIKE, Inc. Class B	163,138	18,747,819
VF Corp.	42,253	1,887,864
		25,314,448
TOTAL CONSUMER DISCRETIONARY		268,494,792
CONSUMER STAPLES - 6.7%
Beverages - 2.9%
Keurig Dr. Pepper, Inc.	99,700	3,862,378
PepsiCo, Inc.	176,836	30,939,227
The Coca-Cola Co.	526,461	33,783,002
		68,584,607
Food & Staples Retailing - 0.2%
Kroger Co.	89,284	4,146,349
Food Products - 0.8%
Bunge Ltd.	18,061	1,667,572
Campbell Soup Co.	26,998	1,332,351
Conagra Brands, Inc.	61,315	2,097,586
General Mills, Inc.	77,104	5,766,608
Hormel Foods Corp.	38,146	1,882,124
Kellogg Co.	32,756	2,421,324
McCormick & Co., Inc. (non-vtg.)	31,923	2,788,474
		17,956,039
Household Products - 2.5%
Colgate-Palmolive Co.	102,060	8,036,204
Kimberly-Clark Corp.	43,075	5,676,854
Procter & Gamble Co.	306,399	42,561,885
The Clorox Co.	15,729	2,231,001
		58,505,944
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	29,709	8,113,528
TOTAL CONSUMER STAPLES		157,306,467
ENERGY - 2.2%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	121,859	3,130,558
Halliburton Co.	114,859	3,365,369
Schlumberger Ltd.	180,630	6,688,729
		13,184,656
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc.	29,266	4,377,608
Kinder Morgan, Inc.	260,850	4,692,692
Marathon Petroleum Corp.	72,247	6,622,160
ONEOK, Inc.	57,000	3,405,180
Phillips 66 Co.	61,365	5,461,485
Targa Resources Corp.	27,719	1,915,660
The Williams Companies, Inc.	155,309	5,294,484
Valero Energy Corp.	52,318	5,795,265
		37,564,534
TOTAL ENERGY		50,749,190
FINANCIALS - 10.7%
Banks - 1.8%
Citizens Financial Group, Inc.	63,361	2,405,817
First Republic Bank	22,592	3,675,944
Huntington Bancshares, Inc.	183,816	2,442,915
KeyCorp	118,584	2,170,087
PNC Financial Services Group, Inc.	53,488	8,875,799
Regions Financial Corp.	119,787	2,537,089
SVB Financial Group (b)	7,509	3,030,257
Truist Financial Corp.	169,764	8,567,989
U.S. Bancorp	180,193	8,505,110
Webster Financial Corp.	22,955	1,066,260
		43,277,267
Capital Markets - 4.8%
Ameriprise Financial, Inc.	14,156	3,820,988
Bank of New York Mellon Corp.	97,687	4,245,477
BlackRock, Inc. Class A	19,434	13,004,844
Carlyle Group LP	25,071	975,513
Cboe Global Markets, Inc.	13,626	1,681,176
Charles Schwab Corp.	185,220	12,789,441
CME Group, Inc.	45,939	9,163,912
FactSet Research Systems, Inc.	4,831	2,075,784
Franklin Resources, Inc. (a)	38,546	1,058,088
Intercontinental Exchange, Inc.	71,817	7,324,616
Invesco Ltd.	44,211	784,303
LPL Financial	10,233	2,148,111
MarketAxess Holdings, Inc.	4,836	1,309,492
Moody's Corp.	21,305	6,609,876
Morgan Stanley	170,765	14,395,490
NASDAQ, Inc.	14,711	2,661,220
Northern Trust Corp.	25,245	2,518,946
Raymond James Financial, Inc.	24,848	2,446,783
S&P Global, Inc.	45,273	17,064,752
State Street Corp.	46,790	3,323,962
T. Rowe Price Group, Inc.	29,154	3,599,644
		113,002,418
Consumer Finance - 0.8%
Ally Financial, Inc.	42,583	1,408,220
American Express Co.	82,503	12,707,112
Discover Financial Services	36,416	3,678,016
Synchrony Financial	66,625	2,230,605
		20,023,953
Diversified Financial Services - 0.1%
Equitable Holdings, Inc.	49,788	1,415,473
Insurance - 3.1%
AFLAC, Inc.	78,913	4,521,715
Allstate Corp.	35,579	4,161,676
American International Group, Inc.	104,141	5,391,380
Arch Capital Group Ltd. (b)	48,452	2,151,269
Arthur J. Gallagher & Co.	26,657	4,771,336
Assurant, Inc.	7,051	1,239,425
Chubb Ltd.	54,482	10,277,484
Hartford Financial Services Group, Inc.	42,392	2,733,012
Lincoln National Corp.	20,937	1,074,906
Loews Corp.	26,967	1,570,828
Marsh & McLennan Companies, Inc.	64,265	10,536,889
Principal Financial Group, Inc.	33,389	2,235,060
Progressive Corp.	74,700	8,594,982
Prudential Financial, Inc.	48,058	4,805,319
The Travelers Companies, Inc.	30,870	4,899,069
Willis Towers Watson PLC	15,051	3,114,654
		72,079,004
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	199,418	1,371,996
TOTAL FINANCIALS		251,170,111
HEALTH CARE - 14.6%
Biotechnology - 1.8%
Amgen, Inc.	71,201	17,620,111
Biogen, Inc. (b)	18,785	4,039,902
BioMarin Pharmaceutical, Inc. (b)	23,523	2,024,154
Gilead Sciences, Inc.	160,275	9,576,431
Vertex Pharmaceuticals, Inc. (b)	32,541	9,124,822
		42,385,420
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (b)	5,817	1,704,439
Align Technology, Inc. (b)	9,575	2,690,288
Baxter International, Inc.	64,202	3,766,089
Dentsply Sirona, Inc.	27,961	1,011,070
DexCom, Inc. (b)	49,627	4,073,384
Edwards Lifesciences Corp. (b)	79,657	8,008,715
Hologic, Inc. (b)	31,952	2,280,734
IDEXX Laboratories, Inc. (b)	10,768	4,298,370
Insulet Corp. (a)(b)	8,847	2,192,287
Novocure Ltd. (a)(b)	12,034	818,192
ResMed, Inc.	18,691	4,495,559
STERIS PLC	12,798	2,887,869
Teleflex, Inc.	5,987	1,439,634
		39,666,630
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	20,049	2,925,751
Cardinal Health, Inc.	35,414	2,109,258
Cigna Corp.	41,025	11,296,644
DaVita HealthCare Partners, Inc. (b)	7,385	621,522
Elevance Health, Inc.	30,844	14,715,672
HCA Holdings, Inc.	31,045	6,594,579
Humana, Inc.	16,187	7,802,134
Laboratory Corp. of America Holdings	11,939	3,130,286
Quest Diagnostics, Inc.	15,269	2,085,287
		51,281,133
Health Care Technology - 0.0%
Teladoc Health, Inc. (a)(b)	20,492	755,130
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	38,393	5,148,501
Bio-Techne Corp.	5,022	1,934,876
Illumina, Inc. (b)	20,068	4,348,334
Mettler-Toledo International, Inc. (b)	2,915	3,934,463
Thermo Fisher Scientific, Inc.	50,003	29,922,295
Waters Corp. (b)	7,735	2,815,772
West Pharmaceutical Services, Inc.	9,495	3,262,102
		51,366,343
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	278,617	20,556,362
Catalent, Inc. (b)	21,751	2,460,038
Elanco Animal Health, Inc. (b)	54,433	1,102,813
Eli Lilly & Co.	103,472	34,113,684
Jazz Pharmaceuticals PLC (b)	7,857	1,226,163
Johnson & Johnson	336,079	58,652,507
Merck & Co., Inc.	323,101	28,865,843
Zoetis, Inc. Class A	60,328	11,012,876
		157,990,286
TOTAL HEALTH CARE		343,444,942
INDUSTRIALS - 8.2%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (a)	16,464	1,822,565
Expeditors International of Washington, Inc.	21,654	2,300,738
United Parcel Service, Inc. Class B	93,637	18,248,915
		22,372,218
Airlines - 0.0%
Delta Air Lines, Inc. (b)	20,476	651,137
Building Products - 0.9%
A.O. Smith Corp.	16,797	1,062,746
Allegion PLC	11,277	1,191,979
Carrier Global Corp.	109,351	4,431,996
Fortune Brands Home & Security, Inc.	17,148	1,194,873
Johnson Controls International PLC	89,809	4,841,603
Lennox International, Inc.	4,220	1,010,817
Masco Corp.	30,666	1,698,283
Owens Corning	12,666	1,174,645
Trane Technologies PLC	29,851	4,387,798
		20,994,740
Commercial Services & Supplies - 0.4%
Copart, Inc. (b)	27,286	3,495,337
Republic Services, Inc.	28,314	3,926,019
Rollins, Inc.	28,303	1,091,647
		8,513,003
Construction & Engineering - 0.1%
Quanta Services, Inc.	18,377	2,549,441
Electrical Equipment - 0.6%
Eaton Corp. PLC	50,976	7,564,329
Generac Holdings, Inc. (b)	8,153	2,187,450
Plug Power, Inc. (a)(b)	66,301	1,414,863
Rockwell Automation, Inc.	14,853	3,791,674
		14,958,316
Industrial Conglomerates - 0.4%
3M Co.	72,997	10,456,090
Machinery - 2.5%
Caterpillar, Inc.	68,498	13,579,729
Cummins, Inc.	18,205	4,028,949
Deere & Co.	37,253	12,784,485
Dover Corp.	18,413	2,461,450
Fortive Corp.	43,543	2,806,346
IDEX Corp.	9,730	2,031,138
Illinois Tool Works, Inc.	39,999	8,310,192
Ingersoll Rand, Inc.	52,098	2,594,480
Otis Worldwide Corp.	54,320	4,246,194
Pentair PLC	21,102	1,031,677
Snap-On, Inc.	6,831	1,530,486
Xylem, Inc.	22,995	2,116,230
		57,521,356
Professional Services - 0.1%
Robert Half International, Inc.	14,148	1,119,673
Road & Rail - 1.8%
AMERCO	1,250	671,350
CSX Corp.	280,371	9,064,394
J.B. Hunt Transport Services, Inc.	10,723	1,965,204
Knight-Swift Transportation Holdings, Inc. Class A	20,182	1,109,001
Norfolk Southern Corp.	30,650	7,698,361
Old Dominion Freight Lines, Inc.	12,480	3,787,805
Union Pacific Corp.	81,411	18,504,720
		42,800,835
Trading Companies & Distributors - 0.4%
Fastenal Co.	73,569	3,778,504
United Rentals, Inc. (b)	9,257	2,986,956
W.W. Grainger, Inc.	5,880	3,195,956
		9,961,416
TOTAL INDUSTRIALS		191,898,225
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	530,995	24,091,243
Motorola Solutions, Inc.	21,501	5,129,924
		29,221,167
Electronic Equipment & Components - 0.4%
Cognex Corp.	22,230	1,133,285
Keysight Technologies, Inc. (b)	23,362	3,798,661
Trimble, Inc. (b)	32,111	2,229,467
Zebra Technologies Corp. Class A (b)	6,785	2,426,927
		9,588,340
IT Services - 5.9%
Accenture PLC Class A	80,783	24,740,602
Automatic Data Processing, Inc.	53,691	12,945,974
IBM Corp.	114,951	15,034,441
MasterCard, Inc. Class A	111,557	39,467,751
The Western Union Co. (a)	50,378	857,434
Visa, Inc. Class A	211,983	44,963,714
		138,009,916
Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	112,917	11,966,944
Intel Corp.	520,492	18,899,065
Lam Research Corp.	17,831	8,924,594
NVIDIA Corp.	319,555	58,040,775
NXP Semiconductors NV	33,558	6,170,645
Texas Instruments, Inc.	118,050	21,117,965
		125,119,988
Software - 15.5%
Adobe, Inc. (b)	60,294	24,727,775
ANSYS, Inc. (b)	11,150	3,110,739
Autodesk, Inc. (b)	28,118	6,082,486
Cadence Design Systems, Inc. (b)	35,450	6,596,536
Citrix Systems, Inc.	16,049	1,627,529
Guidewire Software, Inc. (b)	10,091	784,273
HubSpot, Inc. (b)	5,776	1,779,008
Intuit, Inc.	34,386	15,685,862
Microsoft Corp.	910,353	255,572,492
NortonLifeLock, Inc.	74,376	1,824,443
Roper Technologies, Inc.	13,499	5,894,608
Salesforce.com, Inc. (b)	125,905	23,169,038
ServiceNow, Inc. (b)	25,564	11,418,416
Splunk, Inc. (b)	20,296	2,108,957
VMware, Inc. Class A	26,767	3,110,325
Zendesk, Inc. (b)	15,577	1,174,817
		364,667,304
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	166,288	2,367,941
HP, Inc.	134,642	4,495,696
		6,863,637
TOTAL INFORMATION TECHNOLOGY		673,470,352
MATERIALS - 2.9%
Chemicals - 1.9%
Celanese Corp. Class A	13,808	1,622,578
Ecolab, Inc.	32,988	5,448,628
International Flavors & Fragrances, Inc.	32,554	4,038,324
Linde PLC	65,516	19,785,832
PPG Industries, Inc.	30,165	3,900,033
Sherwin-Williams Co.	31,617	7,649,417
The Mosaic Co.	47,078	2,479,127
		44,923,939
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,975	2,807,838
Containers & Packaging - 0.4%
Amcor PLC	193,490	2,505,696
Ball Corp.	41,094	3,017,121
International Paper Co.	45,701	1,954,632
WestRock Co.	33,643	1,425,117
		8,902,566
Metals & Mining - 0.5%
Newmont Corp.	101,931	4,615,436
Nucor Corp.	34,400	4,671,520
Steel Dynamics, Inc.	24,452	1,904,322
		11,191,278
TOTAL MATERIALS		67,825,621
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	58,272	15,781,806
Boston Properties, Inc.	19,025	1,734,319
Crown Castle International Corp.	55,247	9,980,923
Equinix, Inc.	11,596	8,160,569
Healthpeak Properties, Inc.	68,931	1,904,564
Prologis (REIT), Inc.	94,588	12,538,585
SBA Communications Corp. Class A	13,905	4,669,160
Ventas, Inc.	51,065	2,746,276
Welltower, Inc.	57,173	4,936,317
Weyerhaeuser Co.	95,398	3,464,855
		65,917,374
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	42,777	3,662,567
TOTAL REAL ESTATE		69,579,941
UTILITIES - 1.1%
Electric Utilities - 0.3%
Edison International	48,662	3,297,824
Eversource Energy	44,029	3,884,238
		7,182,062
Gas Utilities - 0.1%
Atmos Energy Corp.	17,311	2,101,382
UGI Corp.	26,816	1,157,379
		3,258,761
Multi-Utilities - 0.5%
Consolidated Edison, Inc.	45,261	4,493,059
Sempra Energy	40,347	6,689,533
		11,182,592
Water Utilities - 0.2%
American Water Works Co., Inc.	23,229	3,610,716
Essential Utilities, Inc.	30,690	1,594,039
		5,204,755
TOTAL UTILITIES		26,828,170
TOTAL COMMON STOCKS (Cost $2,256,885,711)		2,341,795,289

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $397,598)	400,000	394,497

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e)	7,986,943	7,988,540
Fidelity Securities Lending Cash Central Fund 2.01% (e)(f)	9,109,684	9,110,595
TOTAL MONEY MARKET FUNDS (Cost $17,099,135)		17,099,135

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,274,382,444)	2,359,288,921
NET OTHER ASSETS (LIABILITIES) - (0.3)% (g)	(7,622,503)
NET ASSETS - 100.0%	2,351,666,418

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	52	Sep 2022	10,747,100	716,658	716,658

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $394,497.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $124,005 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	15,023,399	568,259,220	575,294,079	27,480	-	-	7,988,540	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	2,463,470	105,184,999	98,537,874	20,896	-	-	9,110,595	0.0%
Total	17,486,869	673,444,219	673,831,953	48,376	-	-	17,099,135

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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